ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

February 1, 2023
FILED VIA EDGAR
U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) (File Nos. 333-179562 and 811-22668)
Distillate U.S. Fundamental Stability & Value ETF (S000063127)
Distillate International Fundamental Stability & Value ETF (S000070185)
(the “Funds”)
Dear Sir or Madam:
Pursuant to Rule 485(a)(1) of the Securities Act of 1933 (the “1933 Act”), the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust and the Funds is Post-Effective Amendment No. 853 and Amendment No. 854 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The primary purposes of this filing are to: (1) reflect material changes to each Fund’s investment objective, principal investment strategy, and principal investment risks, which will be communicated to shareholders through supplements dated February 1, 2023 to the Funds’ summary prospectuses, prospectus, and statement of additional information filed pursuant to Rule 497(e) under the 1933 Act, such changes will become effective April 3, 2023; and (2) make certain other non-material changes to the Funds’ prospectus and SAI.
If you have any questions or require further information, do not hesitate to contact me at 414-516-1669 or alyssa.bernard@usbank.com.
Sincerely,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Vice President
U.S. Bank Global Fund Services,
as administrator for the Fund